Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

Other current liabilities as of September 30, 2025 and December 31, 2024 consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued compensation	$454	$324
Accrued research and development	47	235
Accrued vacation	108	307
Lease liabilities, current portion	247	186
Accrued interest on bridge loan (related party)	28	—
Other	197	341
	$1,081	$1,393

Other current liabilities as of December 31, 2024 and 2023 consisted of the following (in thousands):

	December 31,
	2024	2023
Accrued compensation	$324	$299
Accrued research and development	235	461
Accrued vacation	307	246
Accrued severance payment	—	5
Lease liabilities, current portion	186	217
Other	341	301
	$1,393	$1,529